                                    [PHOTO]
                        SEMIANNUAL REPORT APRIL 30, 2000




   OPPENHEIMER
   QUEST OPPORTUNITY VALUE FUND


                                        [OPPENHEIMERFUNDS LOGO]
                                        THE RIGHT WAY TO INVEST

CONTENTS

 1  President's Letter

 3  An Interview
    with Your Fund's
    Manager

 8  Financial
    Statements

24  Officers and Trustees


REPORT HIGHLIGHTS
-------------------------------------------------------------------------------
We continue to employ our bottom-up selection process, focusing on what we believe are well-managed companies that create shareholder value by maximizing and effectively deploying free cash flow.
After trailing the market for much of the period, positive signs began to emerge for the fund beginning in late March.
Due to high valuations, we've found few new stocks worth considering, but have identified a number of opportunities in companies we already own.


CUMULATIVE
TOTAL RETURNS*

For the 6-Month Period
Ended 4/30/00

Class A
Without       With
Sales Chg.    Sales Chg.
------------------------
-3.09%        -8.67%

Class B
Without       With
Sales Chg.    Sales Chg.
------------------------
-3.37%        -7.62%

Class C
Without       With
Sales Chg.    Sales Chg.
------------------------
-3.34%        -4.19%

Class Y
Without       With
Sales Chg.    Sales Chg.
------------------------
-2.92%        -2.92%

*See Notes on page 7 for further details.

PRESIDENT'S LETTER
-------------------------------------------------------------------------------
[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Quest Opportunity Value Fund


DEAR SHAREHOLDER,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may have assumed too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

   Several months ago, Alan Greenspan, the Chairman of the Federal Reserve Board, stated his view that the spectacular returns some sectors of the market were then experiencing may have been partly responsible for pushing our economy to growth rates that could lead to higher inflation. Today it is clear that the dramatic rise in the prices of a narrow segment of the market created enormous wealth for some investors. The result of this newfound wealth has been a substantial increase in spending that the Federal Reserve Board believes could threaten the healthy growth of our economy.

   That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed has been attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

   The implications of the Fed's resolve are clear: investors must continue to be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth often reduces corporate earnings and puts downward pressure on stock prices. Highly valued stocks can be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has been cautioning investors against the expectation that the types of returns seen in the recent bull market will last forever.

                   1 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

PRESIDENT'S LETTER
-------------------------------------------------------------------------------

   Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

   While some "new economy" stocks have risen over the last year, many so-called "old economy" stocks are selling at low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor.

   What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuations, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

   We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/BRIDGET A. MACASKILL
Bridget A. Macaskill

May 19, 2000

                   2 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM
Elisa Mazen
Richard Glasebrook
(Portfolio Manager)

HOW DID THE FUND PERFORM DURING THE SIX MONTHS THAT ENDED APRIL 30, 2000?

A. The past six months have been a challenging period for Oppenheimer Quest Opportunity Value Fund. Relative to the performance of the overall stock market, the Fund's performance was disappointing. However, after trailing the market for much of the period, positive signs began to emerge for the Fund beginning in late March. Concerns over stretched valuations in the technology sector, interest rates and a negative inflation report unleashed a broad market sell-off. As a result, investor interest started to shift toward "old economy" or value stocks. This benefited the Fund, because of the limited exposure it had to technology. Our reduced exposure to bonds, in what was one of the worst bond markets in recent history, also aided performance.

IN YOUR OPINION, WHAT DOES THE FUTURE HOLD FOR VALUE INVESTING?

It's true that large-cap value stocks have significantly under performed large-cap growth stocks for the past several years, an unusually long period for one investment style to trail the other. But chances are, this will not always be the case. History tells us that performance disparities between value and growth dissipate over time and that a well-conceived style of value investing, as part of a diversified portfolio, can deliver superior long-term performance while controlling risk. We do not know when value will once again be in favor. However, we do believe that such a shift is inevitable.




                   3 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

"HISTORY TELLS US THAT IN TIME, A WELL-CONCEIVED STYLE OF VALUE INVESTING, AS PART OF A DIVERSIFIED PORTFOLIO, CAN DELIVER EXCELLENT LONG-TERM PERFORMANCE WHILE CONTROLLING RISK."


WHAT ARE SOME EXAMPLES OF STOCKS THAT PERFORMED WELL FOR THE FUND?

One of our picks, a globally integrated media company, was a standout. The announced acquisition of Time Warner by America Online was a boon to media companies in general. However, the firm's fundamentals proved compelling as well. Key to its earnings picture was the ownership of both content and distribution, allowing for substantial cross-promotion opportunities. Management has effectively built a global platform through its increasingly popular broadcast TV and cable networks in the United States and satellite investments in Great Britain, Asia and Latin America. In turn, a $1 billion share buy-back program bolstered shareholder value, aided by the company's 30% annual return on assets for the past five years.

   American Home Products Corp., a pharmaceutical and healthcare company, was another solid performer. The company has an impressive and, in our view, underrated new product pipeline and one of the lowest exposures to patent expiration. The new product pipeline appears poised to add as much as $4 billion in sales to the $8 billion already in place. In addition, American Home is considered an attractive takeover target, which could further boost its share price.








                   4 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 3/31/00(1)
Class A
1-Year  5-Year 10-Year
-------------------------
-0.67%  15.20% 15.95%

Class B        Since
1-Year  5-Year Inception
-------------------------
0.20%   15.74% 14.61%

Class C        Since
1-Year  5-Year Inception
-------------------------
3.92%   15.96% 14.54%

Class Y        Since
1-Year  5-Year Inception
-------------------------
5.87%   N/A    11.55%

Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.


DID YOU IDENTIFY ANY NEW OPPORTUNITIES TO INVEST IN DURING THE PERIOD?

Although there are a number of undervalued stocks out there, we've found few worth pursuing, explaining our relatively high cash position. The opportunities we have identified are in several financial stocks we already own, such as Freddie Mac and Wells Fargo Co. While hurt in the near-term by the Federal Reserve's previous interest rate hikes, we believe anticipated rate increases have already been discounted. We expect Freddie Mac, a quasi-governmental agency that securitizes and guarantees residential mortgages, to grow between 15% and 20% this year, compared to 11% for the market at large. Wells Fargo, the sixth-largest U.S. bank holding company, has benefited from smart acquisitions and has become a clear leader in Internet banking, growing their online business by approximately 10,000 customers per week.

   We also added to our position in DuPont (E.I.) De Nemours & Co., a diversified chemicals company. Although its share price has been held back by inflation concerns, DuPont has demonstrated consistent earnings growth with high free cash flow, which could lead to strategic acquisitions or share buy-backs. Management's renewed focus on its core strengths further contributes to our optimism.


               1. See Notes on page 7 for further details.

                   5 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

[PIE CHART]
PORTFOLIO ALLOCATION(2)
------------------------------------
- Stocks                      68.9%
- Bonds                       16.0
- Cash
  Equivalents                 15.1
------------------------------------


WHAT IS YOUR OUTLOOK FOR THE FUND OVER THE COMING MONTHS?

Volatility is here to stay for the time being. As a result, our mix remains conservative, emphasizing solid, growing companies that use their cash flow to build shareholder value. The recent uncertainty in the market may be a blessing in disguise for the Fund, opening up new opportunities previously not available to us. Prudence, however, continues to be an appropriate course of action. For that reason, we will continue to look for ways to put our cash to work, but only when we consider it in the best long-term interests of our shareholders. That's just one of many reasons why Oppenheimer Quest Opportunity Value Fund is an important part of The Right Way to Invest.


TOP TEN COMMON STOCK HOLDINGS(3)
----------------------------------------------------------
McDonald's Corp.                                     8.6%
----------------------------------------------------------
Freddie Mac                                          8.5
----------------------------------------------------------
Wells Fargo Co.                                      7.5
----------------------------------------------------------
Du Pont (E.I.) De Nemours & Co.                      6.0
----------------------------------------------------------
American Home Products Corp.                         5.0
----------------------------------------------------------
Boeing Co.                                           4.8
----------------------------------------------------------
ITT Industries, Inc.                                 4.5
----------------------------------------------------------
Computer Associates International, Inc.              4.4
----------------------------------------------------------
Bell Atlantic Corp.                                  4.3
----------------------------------------------------------
Pharmacia Corp.                                      4.1
----------------------------------------------------------

TOP FIVE COMMON STOCK INDUSTRIES(3)
----------------------------------------------------------
Diversified Financial                               15.6%
----------------------------------------------------------
Banks                                               12.6
----------------------------------------------------------
Manufacturing                                       10.2
----------------------------------------------------------
Healthcare/Drugs                                     9.9
----------------------------------------------------------
Entertainment                                        8.9


2. Portfolio is subject to change. Percentages are as of April 30, 2000, and are based on total market value of investments.

3. Portfolio is subject to change. Percentages are as of April 30, 2000, and are based on total market value of common stock.

                   6 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES
-------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR QUARTERLY UPDATES ON THE FUND'S PERFORMANCE, PLEASE CONTACT YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048 OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.


OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's sub-advisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's sub-advisor.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

CLASS A shares were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to an annual 0.20% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B uses Class A performance for the period after conversion.

Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS Y shares were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                   7 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  April 30, 2000 / Unaudited

                                                                      MARKET VALUE
                                                         SHARES        SEE NOTE 1
------------------------------------------------------------------------------------
COMMON STOCKS--68.2%
------------------------------------------------------------------------------------
 BASIC MATERIALS--5.9%
------------------------------------------------------------------------------------
 CHEMICALS--4.1%
 Du Pont (E.I.) De Nemours & Co.                         2,900,000    $137,568,750
------------------------------------------------------------------------------------
 PAPER--1.8%
 Champion International Corp.                              900,000      59,175,000
------------------------------------------------------------------------------------
 CAPITAL GOODS--11.5%
------------------------------------------------------------------------------------
 AEROSPACE/DEFENSE--3.3%
 Boeing Co.                                              2,800,000     111,125,000
------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.7%
 Emerson Electric Co.                                      425,000      23,321,875
------------------------------------------------------------------------------------
 INDUSTRIAL SERVICES--0.5%
 Waste Management, Inc.                                  1,149,300      18,245,137
------------------------------------------------------------------------------------
 MANUFACTURING--7.0%
 ITT Industries, Inc.                                    3,240,000     102,262,500
------------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                      686,100      59,347,650
------------------------------------------------------------------------------------
 Textron, Inc.                                           1,175,000      72,776,562
                                                                      --------------
                                                                       234,386,712

------------------------------------------------------------------------------------
 COMMUNICATION SERVICES--5.1%
------------------------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--2.2%
 MCI WorldCom, Inc.(1)                                     300,000      13,631,250
------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                1,008,500      62,022,750
                                                                      --------------
                                                                        75,654,000

------------------------------------------------------------------------------------
 TELEPHONE UTILITIES--2.9%
 Bell Atlantic Corp.                                     1,650,000      97,762,500
------------------------------------------------------------------------------------
 CONSUMER CYCLICALS--0.1%
------------------------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--0.1%
 Carnival Corp.                                            200,000       4,975,000
------------------------------------------------------------------------------------
 CONSUMER STAPLES--8.6%
------------------------------------------------------------------------------------
 ENTERTAINMENT--6.1%
 McDonald's Corp.                                        5,200,000     198,250,000
------------------------------------------------------------------------------------
 News Corp. Ltd., Sponsored ADR, Preference                141,000       6,204,000
                                                                      --------------
                                                                       204,454,000

------------------------------------------------------------------------------------
 FOOD & DRUG RETAILERS--2.5%
 Kroger Co.(1)                                           4,500,000      83,531,250
------------------------------------------------------------------------------------
 ENERGY--4.1%
------------------------------------------------------------------------------------
 ENERGY SERVICES--0.4%
 Anadarko Petroleum Corp.                                  350,000      15,203,125
------------------------------------------------------------------------------------
 OIL: DOMESTIC--3.7%
 Chevron Corp.                                           1,000,000      85,125,000
------------------------------------------------------------------------------------
 Tosco Corp.                                               250,000       8,015,625


                   8 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND


                                                                      MARKET VALUE
                                                           SHARES      SEE NOTE 1
------------------------------------------------------------------------------------
 OIL: DOMESTIC Continued
 Unocal Corp.                                              800,000   $  25,850,000
------------------------------------------------------------------------------------
 USX-Marathon Group                                        200,000       4,662,500
                                                                      --------------
                                                                       123,653,125

------------------------------------------------------------------------------------
 FINANCIAL--20.3%
------------------------------------------------------------------------------------
 BANKS--8.6%
 FleetBoston Financial Corp.                             1,041,000      36,890,437
------------------------------------------------------------------------------------
 M&T Bank Corp.                                            182,700      80,250,975
------------------------------------------------------------------------------------
 Wells Fargo Co.                                         4,164,000     170,984,250
                                                                      --------------
                                                                       288,125,662

------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL--10.7%
 Citigroup, Inc.                                         1,187,500      70,582,031
------------------------------------------------------------------------------------
 Freddie Mac                                             4,222,500     193,971,094
------------------------------------------------------------------------------------
 Household International, Inc.                           2,000,000      83,500,000
------------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.(1)                  553,200      10,095,900
                                                                      --------------
                                                                       358,149,025

------------------------------------------------------------------------------------
 INSURANCE--1.0%
 XL Capital Ltd., Cl. A                                    735,144      35,011,233
------------------------------------------------------------------------------------
 HEALTHCARE--6.7%
------------------------------------------------------------------------------------
 HEALTHCARE/DRUGS--6.7%
 American Home Products Corp.                            2,050,000     115,184,375
------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                  332,200      17,419,738
------------------------------------------------------------------------------------
 Pharmacia Corp.                                         1,870,200      93,393,113
                                                                      --------------
                                                                       225,997,226

------------------------------------------------------------------------------------
 TECHNOLOGY--5.5%
------------------------------------------------------------------------------------
 COMPUTER HARDWARE--1.0%
 Compaq Computer Corp.                                     350,000     10,237,500
------------------------------------------------------------------------------------
 Dell Computer Corp.(1)                                    120,000      6,015,000
------------------------------------------------------------------------------------
 International Business Machines Corp.                     150,000     16,743,750
                                                                      --------------
                                                                       32,996,250

------------------------------------------------------------------------------------
 COMPUTER SERVICES--0.3%
 Unisys Corp.1                                             400,000       9,275,000
------------------------------------------------------------------------------------
 COMPUTER SOFTWARE--3.8%
 Computer Associates International, Inc.                 1,800,000     100,462,500
------------------------------------------------------------------------------------
 Electronic Data Systems Corp.                             250,000      17,187,500
------------------------------------------------------------------------------------
 Sabre Holdings Corp.                                      289,060      10,099,034
                                                                      --------------
                                                                       127,749,034

                   9 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

                                                                       MARKET VALUE
                                                            SHARES       SEE NOTE 1
------------------------------------------------------------------------------------
 ELECTRONICS--0.4%
 Intel Corp.                                                50,000   $    6,340,625
------------------------------------------------------------------------------------
 Solectron Corp.(1)                                        125,000        5,851,563
                                                                     ---------------
                                                                         12,192,188
------------------------------------------------------------------------------------
 TRANSPORTATION--0.4%
------------------------------------------------------------------------------------
 AIR TRANSPORTATION--0.4%
 AMR Corp.(1)                                              400,000       13,625,000
                                                                     ---------------
 Total Common Stocks (Cost $1,957,371,077)                            2,292,176,092

                                                          PRINCIPAL
                                                             AMOUNT
------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--11.7%
 Federal National Mortgage Assn. Unsec Nts.,
   6.50%, 8/15/04                                     $400,000,000       388,987,600
------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 7.50%, 5/15/02                                          1,000,000         1,015,312
 7.50%, 11/15/01                                         1,000,000         1,011,875
 7.875%, 8/15/01                                           550,000           558,078
                                                                     ---------------
 Total U.S. Government Obligations (Cost $398,559,699)                   391,572,865


------------------------------------------------------------------------------------
 SHORT-TERM NOTES--19.1%
 American Express Credit Corp.:
 5.87%, 5/8/00                                          77,889,000        77,799,145
 6.12%, 6/8/00                                          46,816,000        46,513,569
------------------------------------------------------------------------------------
 Federal Home Loan Bank, 5.84%, 5/11/00                 22,573,000        22,536,381
------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5.88%, 5/16/00                                         72,035,000        71,858,098
 5.94%, 5/3/00                                          47,240,000        47,224,411
------------------------------------------------------------------------------------
 Ford Motor Credit Co., 5.98%, 5/11/00                  78,305,000        78,174,927
------------------------------------------------------------------------------------
 General Electric Capital Services, 6.01%, 5/10/00      99,438,000        99,288,595
------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., 6.06%, 5/18/00              57,884,000        57,718,355
------------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co., 6.05%, 5/15/00       50,000,000        49,882,361
------------------------------------------------------------------------------------
 Prudential Funding Corp.:
 5.92%, 5/30/00                                         41,724,000        41,520,317
 6%, 5/22/00                                            50,000,000        49,825,000
                                                                      --------------
 Total Short-Term Notes (Cost $642,341,159)                              642,341,159
------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,998,271,935)            99.0%    3,326,090,116
------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                               1.0        35,003,006
                                                        ----------------------------
 NET ASSETS                                                  100.0%   $3,361,093,122
                                                        ============================

FOOTNOTE TO THE STATEMENT OF INVESTMENTS

1. Non-income-producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   10 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
-------------------------------------------------------------------------------

APRIL 30, 2000
------------------------------------------------------------------------------------
ASSETS
 Investments, at value (cost $2,998,271,935)--see
 accompanying statement                                           $  3,326,090,116
------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       46,282,321
 Interest and dividends                                                  6,616,298
 Shares of beneficial interest sold                                      2,066,122
 Other                                                                     125,145
                                                                  ------------------
 Total assets                                                        3,381,180,002
------------------------------------------------------------------------------------
 LIABILITIES

 Bank overdraft                                                          3,876,950
------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                 13,843,057
 Distribution and service plan fees                                        690,017
 Transfer and shareholder servicing agent fees                             478,201
 Trustees' compensation                                                    332,691
 Other                                                                     865,964
                                                                  ------------------
 Total liabilities                                                      20,086,880
------------------------------------------------------------------------------------
 NET ASSETS                                                       $  3,361,093,122
                                                                  ==================
------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                       $      1,000,157
------------------------------------------------------------------------------------
 Additional paid-in capital                                          2,736,184,742
------------------------------------------------------------------------------------
 Undistributed net investment income                                    18,091,907
------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions              277,998,135
------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                            327,818,181
                                                                  ------------------
 NET ASSETS                                                         $3,361,093,122
                                                                  ==================
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Class A Shares:
 Net asset value and redemption price per share (based on
 net assets of $1,447,474,348 and 42,608,815 shares of
 beneficial interest outstanding)                                           $33.97
 Maximum offering price per share (net asset value plus sales
 charge of 5.75% of offering price)                                         $36.04
------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $1,546,370,631 and 46,409,385 shares
 of beneficial interest outstanding)                                        $33.32
------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $324,062,809 and 9,728,655 shares
 of beneficial interest outstanding)                                        $33.31
------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $43,185,334 and 1,268,883 shares of
 beneficial interest outstanding)                                           $34.03


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   11 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
-------------------------------------------------------------------------------


FOR THE SIX MONTHS ENDED APRIL 30, 2000
------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------
 Interest                                                           $  36,032,913
------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $365,204)              17,560,038
                                                                    ----------------
 Total income                                                          53,592,951

------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                       16,431,265
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                3,790,098
 Class B                                                                8,679,714
 Class C                                                                1,867,558
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                  942,000
 Class B                                                                1,522,482
 Class C                                                                  259,914
 Class Y                                                                   45,823
------------------------------------------------------------------------------------
 Custodian fees and expenses                                              132,234
------------------------------------------------------------------------------------
 Trustees' compensation                                                    57,918
------------------------------------------------------------------------------------
 Other                                                                  1,516,882
                                                                    ----------------
 Total expenses                                                        35,245,888
 Less expenses paid indirectly                                            (85,481)
                                                                    ----------------
 Net expenses                                                          35,160,407

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                 18,432,544

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain on investments                                     285,523,022
 -----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation
 on investments                                                      (458,217,671)
                                                                    ----------------
 Net realized and unrealized loss                                    (172,694,649)

------------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(154,262,105)
                                                                    ================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   12 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                  SIX MONTHS ENDED
                                                    APRIL 30, 2000            YEAR ENDED
                                                       (UNAUDITED)      OCTOBER 31, 1999
------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                             $   18,432,544          $    9,198,544
-----------------------------------------------------------------------------------------
 Net realized gain                                    285,523,022             490,176,111
-----------------------------------------------------------------------------------------
 Net change in unrealized appreciation or
 depreciation                                        (458,217,671)            147,750,241

                                                   --------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                           (154,262,105)            647,124,896

-----------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                               (8,889,752)            (16,812,169)
 Class B                                                       --              (7,874,144)
 Class C                                                       --              (1,648,542)
 Class Y                                                 (549,645)               (285,979)
-----------------------------------------------------------------------------------------
 Distributions from net realized gain:

 Class A                                             (209,167,323)           (100,567,795)
 Class B                                             (230,005,581)           (102,846,211)
 Class C                                              (49,963,602)            (24,240,838)
 Class Y                                               (6,261,854)             (1,153,375)
-----------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting
 from beneficial interest transactions:
 Class A                                              (92,484,882)           (377,200,503)
 Class B                                             (119,771,209)           (203,279,021)
 Class C                                              (37,641,132)            (86,850,052)
 Class Y                                               (2,809,544)             27,078,745

-----------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                      (911,806,629)           (248,554,988)
-----------------------------------------------------------------------------------------
 Beginning of period                                4,272,899,751           4,521,454,739
                                                   --------------------------------------
 End of period (including undistributed net
 investment income of $18,091,907 and $9,098,760,
 respectively)                                     $3,361,093,122          $4,272,899,751
                                                   ======================================


                   13 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                  SIX MONTHS                                               YEAR
                                                       ENDED                                              ENDED
                                              APRIL 30, 2000                                         OCTOBER 31,
 CLASS A                                         (UNAUDITED)     1999     1998     1997     1996(1)        1995
-----------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $39.96   $36.44   $35.62   $29.89    $ 24.59     $19.69
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .25      .22      .31      .16        .10        .23(2)
 Net realized and unrealized gain (loss)               (1.39)    5.46     1.72     6.46       5.62       5.40
                                                     ----------------------------------------------------------
 Total income (loss) from
 investment operations                                 (1.14)    5.68     2.03     6.62       5.72       5.63
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.20)    (.31)    (.18)    (.11)      (.13)      (.12)
 Distributions from net realized gain                  (4.65)   (1.85)   (1.03)    (.78)      (.29)      (.61)
                                                     ----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (4.85)   (2.16)   (1.21)    (.89)      (.42)      (.73)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $33.97   $39.96   $36.44   $35.62    $ 29.89     $24.59
                                                     ==========================================================

=================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                   (3.09)%  16.31%    5.83%   22.66%     23.56%     29.88%

=================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)              $1,447   $1,820   $2,027   $1,839       $897       $367
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                     $1,624   $1,894   $2,071   $1,399       $609       $252
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                                  1.29%    0.50%    0.85%    0.67%      0.64%      1.02%
 Expenses                                               1.56%    1.57%    1.54%(5) 1.54%(5)   1.62%(5)   1.69%(5)
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                               37%      47%      45%      30%        25%        21%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $1,129,750,221and $2,063,021,175, respectively.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   14 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                                                  SIX MONTHS                                                  YEAR
                                                       ENDED                                                 ENDED
                                              APRIL 30, 2000                                            OCTOBER 31,
 CLASS B                                          (UNAUDITED)     1999      1998     1997     1996(1)         1995
-------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                 $39.19    $35.79    $35.05   $29.49    $24.33         $19.59
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income (loss)                            .13      (.02)      .13      .06       .05            .11(2)
 Net realized and unrealized gain (loss)               (1.35)     5.41      1.68     6.31      5.47           5.36
                                                     --------------------------------------------------------------
 Total income (loss) from
 investment operations                                 (1.22)     5.39      1.81     6.37      5.52           5.47
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     --      (.14)     (.04)    (.03)     (.07)          (.12)
 Distributions from net realized gain                  (4.65)    (1.85)    (1.03)    (.78)     (.29)          (.61)
                                                     --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (4.65)    (1.99)    (1.07)    (.81)     (.36)          (.73)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $33.32    $39.19    $35.79   $35.05    $29.49         $24.33
                                                     ==============================================================

===================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                   (3.37)%   15.72%     5.29%   22.05%    22.92%         29.19%

===================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)               $1,546   $1,970    $1,996   $1,706      $719           $218
 ------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                      $1,741   $1,986    $1,976   $1,239      $426           $117
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                            0.71%   (0.03)%    0.35%    0.17%    0.12%           0.48%
 Expenses                                                2.14     2.10%     2.04%(5) 2.03%(5) 2.14%(5)        2.21%(5)
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(6)                                37%      47%       45%      30%      25%             21%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $1,129,750,221 and $2,063,021,175, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   15 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------


                                                  SIX MONTHS                                                                  YEAR
                                                       ENDED                                                                 ENDED
                                              APRIL 30, 2000                                                            OCTOBER 31,
 CLASS C                                         (UNAUDITED)          1999         1998           1997           1996(1)      1995
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
Net asset value, beginning of period                  $39.17        $35.75       $35.01         $29.45         $24.31    $19.58
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .14          (.01)         .13            .06            .06       .08(2)
Net realized and unrealized gain (loss)                (1.35)         5.40         1.68           6.30           5.44      5.38
                                                      ----------------------------------------------------------------------------
Total income (loss) from
investment operations                                  (1.21)         5.39         1.81           6.36           5.50      5.46
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income--                    --          (.12)        (.04)          (.02)          (.07)     (.12)
Distributions from net realized gain                   (4.65)        (1.85)       (1.03)          (.78)          (.29)     (.61)
                                                      ----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (4.65)        (1.97)       (1.07)          (.80)          (.36)     (.73)
                                                      ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $33.31        $39.17       $35.75         $35.01         $29.45    $24.31
                                                      ============================================================================

==================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(3)                    (3.34)%       15.74%        5.29%         22.05%         22.89%    29.16%

==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $324        $  428       $  476         $  434           $181       $50
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $375        $  448       $  487         $  316           $105       $24
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                            0.74%        (0.02)%       0.35%          0.17%          0.12%     0.37%
Expenses                                                2.11%         2.08%        2.04%(5)       2.04%(5)       2.14%(5)  2.31%(5)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                37%           47%          45%            30%            25%       21%


1. On November 22, 1995, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $1,129,750,221and $2,063,021,175, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   16 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND



                                                  SIX MONTHS                                      YEAR
                                                       ENDED                                     ENDED
                                              APRIL 30, 2000                               OCTOBER 31,
 CLASS Y                                          (UNAUDITED)         1999         1998           1997(1)
---------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                 $40.17        $36.64       $35.77         $29.93
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .32           .35          .48            .17
 Net realized and unrealized gain (loss)               (1.40)         5.48         1.74           5.67
                                                     ----------------------------------------------------
 Total income (loss) from investment operations        (1.08)         5.83         2.22           5.84
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.41)         (.45)        (.32)            --
 Distributions from net realized gain                  (4.65)        (1.85)       (1.03)            --
                                                     ----------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (5.06)        (2.30)       (1.35)            --
                                                     ----------------------------------------------------
 Net asset value, end of period                       $34.03        $40.17       $36.64         $35.77
                                                     ====================================================

=========================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE2                     (2.92)%       16.74%        6.38%         19.51%

=========================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in millions)                 $43           $55          $23            $15
---------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                        $49           $41          $20            $ 6
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                  1.68%         0.98%        1.39%          1.30%
 Expenses, net of indirect expenses                     1.16%         1.14%        1.00%(4)       0.91%(4)
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                               37%           47%          45%            30%



1. For the period from December 16, 1996 (inception of offering) to October
31, 1997.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 2000, were $1,129,750,221and $2,063,021,175, respectively.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   17 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest for Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
------------------------------------------------------------------------------

                  18 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2000, a provision of $16,694 was made for the Fund's projected benefit obligations and payments of $3,500 were made to retired trustees, resulting in an accumulated liability of $328,486 as of April 30, 2000.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENTS. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
------------------------------------------------------------------------------
OTHER. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                  19 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       SIX MONTHS ENDED APRIL 30, 2000              YEAR ENDED OCTOBER 31, 1999
                                            SHARES              AMOUNT              SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                     4,432,835      $  153,733,579           8,551,790       $ 321,080,745
Dividends and/or
distributions reinvested                 6,049,537         209,555,684           3,117,078         110,843,305
Redeemed                               (13,429,185)       (455,774,145)        (21,744,473)       (809,124,553)
                                       --------------------------------------------------------------------------
Net decrease                            (2,946,813)      $ (92,484,882)        (10,075,605)      $(377,200,503)
                                       ==========================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     2,124,776       $  72,661,937           5,241,255      $  193,785,720
Dividends and/or
distributions reinvested                 6,410,680         218,352,247           2,988,020         104,730,514
Redeemed                               (12,379,964)       (410,785,393)        (13,745,009)       (501,795,255)
                                       -------------------------------------------------------------------------
Net decrease                            (3,844,508)      $(119,771,209)         (5,515,734)      $(203,279,021)
                                       ========================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                       706,766       $  24,205,320           1,504,878      $   55,520,355
Dividends and/or
distributions reinvested                 1,400,226          47,663,691             707,828          24,788,138
Redeemed                                (3,308,622)       (109,510,143)         (4,581,669)       (167,158,545)
                                        ------------------------------------------------------------------------
Net decrease                            (1,201,630)      $ (37,641,132)         (2,368,963)      $ (86,850,052)
                                        ========================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                       233,280       $   8,020,099           1,134,727      $   42,223,962
Dividends and/or
distributions reinvested                   196,523           6,811,499              40,419           1,439,354
Redeemed                                  (522,459)        (17,641,142)           (436,981)        (16,584,571)
                                         ----------------------------------------------------------------------
Net increase (decrease)                    (92,656)      $  (2,809,544)            738,165       $  27,078,745
                                         ======================================================================

------------------------------------------------------------------------------
3. UNREALIZED GAINS AND LOSSES ON SECURITIES
As of April 30, 2000, net unrealized appreciation on securities of $327,818,181 was composed of gross appreciation of $397,842,725, and gross depreciation of $70,024,544.
-------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $3.2 billion, 0.80% of the next $4 billion, and 0.75% of average annual net assets in excess of $8 billion. The Fund's management fee for the six months ended April 30, 2000, was 0.87% of the average annual net assets for each class of shares, annualized for periods of less than one full year.


                  20 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

-------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager pays OpCap Advisors (the Sub-Advisor) monthly an annual fee based on the fee schedule set forth in the Prospectus. For the six months ended April 30, 2000, the Manager paid $5,430,973 to the Sub-Advisor.
-------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. The Fund pays OFS an annual maintenance fee of $18.00 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 2000, the Fund paid OFS $2,930,902.
-------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                                 AGGREGATE          CLASS A      COMMISSIONS      COMMISSIONS      COMMISSIONS
                                 FRONT-END        FRONT-END       ON CLASS A       ON CLASS B       ON CLASS C
                             SALES CHARGES    SALES CHARGES           SHARES           SHARES           SHARES
                                ON CLASS A      RETAINED BY      ADVANCED BY      ADVANCED BY      ADVANCED BY
SIX MONTHS ENDED                    SHARES      DISTRIBUTOR      DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------
April 30, 2000                  $1,499,175         $358,863         $514,487       $1,893,003         $180,867

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.


                                   CLASS A                           CLASS B                           CLASS C
                       CONTINGENT DEFERRED               CONTINGENT DEFERRED               CONTINGENT DEFERRED
                             SALES CHARGES                     SALES CHARGES                     SALES CHARGES
SIX MONTHS ENDED   RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR           RETAINED BY DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
April 30, 2000                     $32,301                        $3,763,853                           $33,257

The Fund has adopted Distribution and Service Plans for Class A, Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
------------------------------------------------------------------------------
CLASS A DISTRIBUTION AND SERVICE PLAN FEES. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.20% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2000, the asset-based charge rate for Class A shares has been voluntarily reduced from 0.25% to 0.20% of average annual net assets representing Class A shares. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2000, payments under the Class A Plan totaled $3,790,098, all of which was paid by the Distributor to recipients. That included $170,866 paid to an affiliate of the

                  21 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES  Continued
Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
------------------------------------------------------------------------------
CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended April 30, 2000, were as follows:



                                                                             DISTRIBUTOR'S       DISTRIBUTOR'S
                                                                                 AGGREGATE        UNREIMBURSED
                                                                              UNREIMBURSED       EXPENSES AS %
                                    TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                        UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
-----------------------------------------------------------------------------------------------------------------
Class B Plan                            $8,679,714          $6,778,979         $25,032,243               1.62%
Class C Plan                             1,867,558             223,046           4,303,451               1.33


------------------------------------------------------------------------------
5. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended April 30, 2000.

                  22 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

SHAREHOLDER MEETING Unaudited
--------------------------------------------------------------------------------

On March 10, 2000, a shareholder meeting was held to approve a new subadvisory agreement between the Manager and the Sub-Advisor as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:



                                                                   WITHHELD/
                                   FOR           AGAINST             ABSTAIN           TOTAL
-----------------------------------------------------------------------------------------------
                            63,249,496           733,224           1,211,609      65,194,329

                  23 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

A Series of Oppenheimer Quest For Value Funds
==============================================================================
OFFICERS AND TRUSTEES       Bridget A. Macaskill, Chairman of the Board of
                              Trustees and President
                            Paul Y. Clinton, Trustee
                            Thomas W. Courtney, Trustee
                            Robert G. Galli, Trustee
                            Lacy B. Herrmann, Trustee
                            George Loft, Trustee
                            O. Leonard Darling, Vice President
                            Andrew J. Donohue, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Robert G. Zack, Assistant Secretary

------------------------------------------------------------------------------
INVESTMENT ADVISOR         OppenheimerFunds, Inc.
------------------------------------------------------------------------------
SUB-ADVISOR                OpCap Advisors
------------------------------------------------------------------------------
DISTRIBUTOR                OppenheimerFunds Distributor, Inc.
------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER   OppenheimerFunds Services
SERVICING AGENT
------------------------------------------------------------------------------
CUSTODIAN OF               Citibank, N.A.
PORTFOLIO SECURITIES
------------------------------------------------------------------------------
INDEPENDENT AUDITORS       KPMG LLP
------------------------------------------------------------------------------
LEGAL COUNSEL              Mayer, Brown & Platt

                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                           This is a copy of a report to shareholders of Oppenheimer Quest Opportunity Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Opportunity Value Fund. For material information concerning the Fund, see the Prospectus.

                           SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

                           OPPENHEIMER FUNDS ARE DISTRIBUTED BY
                           OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.

(C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                  24 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
                                Developing Markets Fund                 Global Fund
                                International Small Company Fund        Quest Global Value Fund
                                Europe Fund                             Global Growth & Income Fund
                                International Growth Fund

---------------------------------------------------------------------------------------------------------------------
EQUITY
                                Stock                                   Stock & Bond
                                Enterprise Fund1                        Main Street(R) Growth & Income Fund
                                Discovery Fund                          Quest Opportunity Value Fund
                                Main Street(R) Small Cap Fund           Total Return Fund
                                Quest Small Cap Value Fund              Quest Balanced Value Fund
                                MidCap Fund                             Capital Income Fund(2)
                                Capital Appreciation Fund               Multiple Strategies Fund
                                Growth Fund                             Disciplined Allocation Fund
                                Disciplined Value Fund                  Convertible Securities Fund
                                Quest Value Fund
                                Trinity Growth Fund                     Specialty
                                Trinity Core Fund                       Real Asset Fund
                                Trinity Value Fund                      Gold & Special Minerals Fund

---------------------------------------------------------------------------------------------------------------------
FIXED INCOME
                                Taxable                                 Municipal
                                International Bond Fund                 California Municipal Fund(3)
                                World Bond Fund                         Main Street(R) California Municipal Fund(3)
                                High Yield Fund                         Florida Municipal Fund(3)
                                Champion Income Fund                    New Jersey Municipal Fund(3)
                                Strategic Income Fund                   New York Municipal Fund(3)
                                Bond Fund                               Pennsylvania Municipal Fund(3)
                                Senior Floating Rate Fund               Municipal Bond Fund
                                U.S. Government Trust                   Insured Municipal Fund
                                Limited-Term Government Fund            Intermediate Municipal Fund

                                                                        Rochester Division
                                                                        Rochester Fund Municipals
                                                                        Limited Term New York Municipal Fund

---------------------------------------------------------------------------------------------------------------------
MONEY MARKET(4)
                                Money Market Fund                       Cash Reserves




1. Effective July 1, 1999, this fund is closed to new investors. See prospectus for details.
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                  25 OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website-- we're here to help.


INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
-----------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
-----------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
-----------------------------------------------------------------
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Mon-Fri 9am-6:30pm ET
1.800.843.4461
-----------------------------------------------------------------
OPPENHEIMERFUNDS MARKET HOTLINE
24 hours a day, timely and insightful messages on the economy and issues that may affect your investments
1.800.835.3104
-----------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
-----------------------------------------------------------------
TICKER SYMBOLS Class A: QVOPX Class B: QOPBX Class C: QOPCX
Class Y: QOPYX

1. At times this website may be inaccessible or its transaction feature may be unavailable.



                                                       [OPPENHEIMERFUNDS LOGO]

RS0236.001.0400  June 29, 2000